UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2014

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress All Cap Opportunity Fund

ANNUAL REPORT

December 31, 2014

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	5
Historical Performance	6
Schedules of Investments
Congress Large Cap Growth Fund	12
Congress Mid Cap Growth Fund	14
Congress All Cap Opportunity Fund	16
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	28
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	44
Expense Examples	45
Approval of Investment Advisory Agreement	47
Trustees and Executive Officers	51
Additional Information	54
Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period January 1, 2014 to December 31, 2014

General Market Commentary:

The resiliency exhibited by the stock market since March, 2009 continued through 2014 as the S&P 500 Index returned 13.7% for the year.  Broader measures of our economy including interest rates, inflation and employment were conducive to moderate economic growth and earnings.

During the course of the year the Federal Reserve gradually tapered its bond buying program. Fears that ending the program would lead to rising rates or a slowing economy never materialized.  Interest rates fell from 3.0% on the US Treasury 10 year in January to 2.2% at year end.  Employment improved throughout the year with the unemployment rate falling from 6.7% in January to close the year at 5.6%. Often low levels of interest rates combined with improvements in unemployment lead to fears of inflation.  Inflation however remained subdued with the latest readings indicating that the Consumer Price Index (CPI) increased a scant 0.8% during 2014.

Stock market volatility remained quiescent for most of 2014.  Volatility picked up in early 2015. The continued fall in energy prices has raised growth concerns for China and increased fears of outright deflation in Europe.  Simultaneously, the US dollar has appreciated considerably.  Combined these events add to uncertainty about economic growth, inflation and earnings growth.  As a result, volatility is likely to remain higher than our experience over the last five years.

Performance Highlights:

Large Cap Growth

For the year the Large Cap Growth fund’s retail class returned 8.98% compared with 13.69% for the S&P 500 Index.  The institutional class returned 9.27% for the same period.

Apple, Inc., one of the fund’s largest holdings returned 37.7% on a price basis for the year.  Some of our healthcare holdings also performed particularly well including UnitedHealth Group, Celgene Corp and AmerisourceBergen.  From a sector perspective relative to the S&P 500 Index, we had a lower exposure to energy which aided the portfolio as energy prices fell.  Our consumer discretionary names such as Disney and Home Depot also performed well on a relative basis.  Our exposure to the materials and industrials sectors hurt the portfolio on a relative basis.  These two sectors are often tied to the robustness of economic growth.  As economic growth rates slowed in Europe and China these sectors underperformed the broader market.

In late December, the fund distributed $1.44 per retail share and $1.50 per institutional share representing ordinary income and capital gains for the year.

Mid Cap Growth
For the year, the Mid Cap Growth Fund retail class returned 11.22% compared with 11.90% for the Russell Mid Cap Growth Index.  The institutional class returned 11.49% for the same period.

The second half of 2014 saw much higher stock market volatility than the first which was beneficial to relative performance.  However, it was not strong enough to counterbalance the weakness early in the year. Two companies in the portfolio were the subject of acquisition activity and subsequently sold from the portfolio.  Micros Systems was acquired by Oracle in September and an acquisition of Sigma Aldrich by Merck KGaA was still pending as of year end.  Both offers resulted in premiums for shareholders.  Another portfolio change was a result of strict adherence to our investment philosophy.  Mylan Laboratories was sold from the portfolio when it reached our size limit of $20 billion in market capitalization.  Strong contributions from Skyworks Solutions and O’Reilly Automotive helped offset weakness from our energy related names, Core Laboratories, Oceaneering International, and Mastec.

In late December the fund distributed $0.56 per retail share and $0.58 per institutional share representing ordinary income and capital gains for the 2014 year.

All Cap Opportunity

For the year, the All Cap Opportunity Fund retail class returned 13.67% compared with 12.56% for the Russell 3000 Index.  The institutional class returned 13.95% for the same period.

The market for stocks generally improved in spite of the year-long uncertainty of the Federal interest rate activities and the onset of low oil prices during the last quarter of the year.  The portfolio holding, Palo Alto Networks, returned over one hundred percent as corporations became more aware of the growing cyber security threat to their computer and communications systems.  Consumer related stocks such as Supervalu also did well, as the company continued refocusing on its core competencies rather than exploring flawed growth strategies.  Offsetting these gains were companies such as JC Penny, whose stock performance has yet to reflect the operational improvements and a slow but consistent return of its traditional consumer base.

In late December the fund distributed $0.06 per retail share and $0.09 per institutional share representing ordinary income and capital gains for the 2014 year.

Portfolio Commentary:

Large Cap Growth

The portfolio remains fully invested in established growth companies with a dividend yield of 1.2%.  Seventy five percent of the holdings pay a dividend.

Celgene Corp and Apple Inc are the largest holdings at over 3.2% of the portfolio each.  Similar to 2013, technology at 25.9% of the portfolio is the largest sector.

During the fourth quarter we decreased our energy exposure with the sale of Noble Corp and sold Precision Cast Parts, a manufacturer of metal components for the aerospace, energy and other industries worldwide.  The replacements include Cerner, Automatic Data Processing and JB Hunt.  The three new names are more domestic in nature and are less susceptible to falling energy prices.

Mid Cap Growth

We continue to employ a growth at a reasonable risk strategy.  We believe that portfolio risk level is another aspect of investing that is virtually impossible to “time” correctly.  Therefore, we strive to maintain a constant level of risk.

At year end 2014, our largest areas of exposure were Industrial, Consumer Discretionary, and Technology.  During the year, we made several changes to our Industrial sector investments and are optimistic about US economic growth versus the rest of the world. We are excited about our opportunities in Consumer Discretionary because of the improving financial situation of US households.  Our Technology investments have the potential to benefit from strong consumer spending and network investments to keep up with increasing bandwidth requirements and complexity.

All Cap Opportunity

The portfolio is invested in a range of market capitalizations and styles.  On December 31, 2014 some of the largest positions in the fund were Home Shopping Network, Equinix and Starz.  The fund has considerable exposure to consumer discretionary stocks, as a result of our expectations that the US consumer should continue to recover throughout 2015. As the year progresses, we expect low energy prices to enhance the general economic recovery, and we believe the portfolio is well positioned to reflect this outlook.

In Closing:

Thank you for the confidence you place in us and for your investment in the Funds.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Peter C. Andersen, CFA	Todd Solomon, CFA
Large Cap Growth	All Cap Opportunity	Mid Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.

Investments in small and mid-sized companies involve additional risks such as limited liquidity and greater volatility than larger companies.

The Congress All Cap Opportunity Fund may invest in debt securities which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

The Congress Large Cap Growth Fund may invest in Exchange Traded Funds (ETFs), which may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

Diversification does not assure a profit or protect against loss in a declining market.

Earnings growth is not representative of the fund’s future performance.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell Mid Cap Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe.  The Russell 3000 Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe.  One cannot invest directly in an index.

Dividend Yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.  It is calculated by dividing annual dividends per share by the price per share.

Market Capitalization is the total dollar value of all of a company’s outstanding shares  It is calculated by multiplying a company’s shares outstanding by the current market price of one share.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

Congress Funds are distributed by Quasar Distributors, LLC

CONGRESS FUNDS

SECTOR ALLOCATIONS at December 31, 2014 (Unaudited)

Congress Large Cap Growth Fund

Sector	Percent of Net Assets
Information Technology	25.9%
Health Care	19.0%
Consumer Discretionary	14.2%
Industrials	12.4%
Consumer Staples	10.0%
Financials	10.0%
Materials	4.4%
Energy	4.1%
Cash*	0.0%
Net Assets	100.0%

   *  Cash Equivalents and Other Assets in Excess of Liabilities.

Congress Mid Cap Growth Fund

Sector	Percent of Net Assets
Industrials	24.7%
Consumer Discretionary	20.4%
Information Technology	20.3%
Health Care	12.7%
Financials	6.8%
Consumer Staples	5.1%
Materials	4.9%
Energy	4.5%
Cash*	0.6%
Net Assets	100.0%

  *  Cash Equivalents and Other Assets in Excess of Liabilities.

Congress All Cap Opportunity Fund

Sector	Percent of Net Assets
Consumer Discretionary	30.7%
Information Technology	21.8%
Industrials	12.4%
Financials	7.9%
Materials	7.7%
Health Care	7.4%
Consumer Staples	4.8%
Cash*	7.3%
Net Assets	100.0%

   *  Cash Equivalents and Other Assets in Excess of Liabilities.

CONGRESS LARGE CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the year ended December 31, 2014
				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(3/31/2009)	(12/31/2014)
Congress Large Cap
Growth Fund, Retail Class	8.98%	16.22%	12.20%	16.25%	$23,784
Russell 1000® Growth Index	13.05%	20.26%	15.81%	20.91%	29,817
S&P 500® Index	13.69%	20.41%	15.45%	20.44%	29,153

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2009, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and  principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $500,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the year ended December 31, 2014
	One	Three	Since Inception	Ending Value
	Year	Year	(4/30/2010)	(12/31/2014)
Congress Large Cap Growth Fund,
Institutional Class	9.27%	16.50%	12.83%	$878,811
Russell 1000® Growth Index	13.05%	20.26%	15.61%	984,539
S&P 500® Index	13.69%	20.41%	14.94%	958,146

This chart illustrates the performance of a hypothetical $500,000 investment made on April 30, 2010, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS MID CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the year ended December 31, 2014
		Since Inception	Ending Value
	One Year	(10/31/2012)	(12/31/2014)
Congress Mid Cap Growth Fund,
Retail Class	11.22%	21.81%	$15,336
Russell Midcap® Growth Index	11.90%	23.53%	15,807
S&P 500® Index	13.69%	21.59%	15,276

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS MID CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $500,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the year ended December 31, 2014
		Since Inception	Ending Value
	One Year	(10/31/2012)	(12/31/2014)
Congress Mid Cap Growth Fund,
Institutional Class	11.49%	22.07%	$770,368
Russell Midcap® Growth Index	11.90%	23.53%	790,342
S&P 500® Index	13.69%	21.59%	763,815

This chart illustrates the performance of a hypothetical $500,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS ALL CAP OPPORTUNITY FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell 3000® Index and S&P 500® Index

Annualized Returns for the year ended December 31, 2014
		Since Inception	Ending Value
	One Year	(10/31/2012)	(12/31/2014)
Congress All Cap Opportunity Fund,
Retail Class	13.67%	20.56%	$14,996
Russell 3000® Index	12.56%	21.81%	15,334
S&P 500® Index	13.69%	21.59%	15,276

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS ALL CAP OPPORTUNITY FUND

HISTORICAL PERFORMANCE

Value of $500,000 vs. Russell 3000® Index and S&P 500® Index

Annualized Returns for the year ended December 31, 2014
		Since Inception	Ending Value
	One Year	(10/31/2012)	(12/31/2014)
Congress All Cap Opportunity Fund,
Institutional Class	13.95%	20.93%	$754,799
Russell 3000® Index	12.56%	21.81%	766,711
S&P 500® Index	13.69%	21.59%	763,815

This chart illustrates the performance of a hypothetical $500,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2014

Shares		Value

COMMON STOCKS: 100.0%

Banks: 2.5%
10,700	PNC Financial Services
	Group, Inc.	$976,161

Capital Goods: 7.7%
10,000	Emerson Electric Co.	617,300
11,000	Illinois Tool Works, Inc.	1,041,700
7,400	United
	Technologies Corp.	851,000
1,960	W.W. Grainger, Inc.	499,584
		3,009,584
Consumer Durables
& Apparel: 1.5%
8,500	Under Armour, Inc.*	577,150

Consumer Services: 2.3%
11,000	Starbucks Corp.	902,550

Diversified Financials: 7.5%
10,150	American Express Co.	944,356
32,000	The Charles
	Schwab Corp.	966,080
4,500	Intercontinental-
	Exchange, Inc.	986,805
		2,897,241
Energy: 4.1%
8,800	EOG Resources, Inc.	810,216
9,350	Schlumberger Ltd.	798,584
		1,608,800
Food & Staples Retailing: 2.8%
7,700	Costco
	Wholesale Corp.	1,091,475

Food, Beverage & Tobacco: 2.3%
10,000	Brown-Forman Corp.	878,400

Health Care Equipment & Services: 8.5%
12,675	AmerisourceBergen
	Corp.	1,142,778
16,000	Cerner Corp.*	1,034,560
11,100	UnitedHealth
	Group, Inc.	1,122,099
		3,299,437
Household & Personal Products: 4.9%
14,300	Colgate-Palmolive Co.	989,417
11,800	Estée Lauder
	Companies, Inc. -
	Class A	899,160
		1,888,577
Materials: 4.4%
8,300	Ecolab, Inc.	867,516
6,600	Praxair, Inc.	855,096
		1,722,612
Media: 2.8%
11,750	The Walt Disney Co.	1,106,733

Pharmaceuticals, Biotechnology
& Life Sciences: 10.5%
2,800	Biogen Idec, Inc.*	950,460
11,450	Celgene Corp.*	1,280,797
8,400	Johnson & Johnson	878,388
5,700	Perrigo Co.	952,812
		4,062,457
Retailing: 7.6%
10,600	The Home Depot, Inc.	1,112,682
750	Priceline Group, Inc.*	855,158
14,400	The TJX
	Companies, Inc.	987,552
		2,955,392
Semiconductors & Semiconductor
Equipment: 2.6%
18,100	Analog Devices, Inc.	1,004,912

Software & Services: 15.4%
14,400	Adobe Systems, Inc.*	1,046,880
9,500	Automatic Data
	Processing, Inc.	792,015
17,350	eBay, Inc.*	973,682
37,000	Fortinet, Inc.*	1,134,420
975	Google, Inc. - Class A*	517,393
775	Google, Inc. - Class C*	407,960
4,250	Visa, Inc.	1,114,350
		5,986,700

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Continued)

Shares		Value

Technology Hardware
& Equipment: 7.9%
16,000	Amphenol Corp.	$860,960
11,400	Apple, Inc.	1,258,332
12,650	QUALCOMM, Inc.	940,274
		3,059,566
Transportation: 4.7%
14,500	Canadian National
	Railway Co.	999,195
9,700	J.B. Hunt Transport
	Services, Inc.	817,225
		1,816,420
TOTAL COMMON STOCKS
(Cost $30,108,812)		38,844,167

SHORT-TERM INVESTMENTS: 0.0%

Money Market Fund: 0.0%
333	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.040%(1)	333
TOTAL SHORT-TERM
INVESTMENTS
(Cost $333)		333
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $30,109,145)		38,844,500
Other Assets in
Excess of Liabilities: 0.0%		15,110
TOTAL NET
ASSETS: 100.0%		$38,859,610

*	Non-income producing security.
(1)	Seven-day yield as of December 31, 2014.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2014

Shares		Value

COMMON STOCKS: 97.4%

Banks: 2.5%
40,000	Signature Bank*	$5,038,400

Capital Goods: 16.7%
60,000	Graco Inc.	4,810,800
110,000	Hexcel Corp.*	4,563,900
55,000	Lennox
	International Inc.	5,228,850
200,000	MasTec, Inc.*	4,522,000
50,000	The Middleby Corp.*	4,955,000
40,000	Snap-on, Inc.	5,469,600
17,500	W.W. Grainger, Inc.	4,460,575
		34,010,725
Commercial & Professional
Services: 5.3%
70,000	Cintas Corp.	5,490,800
65,000	Equifax Inc.	5,256,550
		10,747,350
Consumer Durables
& Apparel: 10.4%
60,000	Carter’s, Inc.	5,238,600
112,500	Jarden Corp.*	5,386,500
35,000	Polaris Industries, Inc.	5,293,400
175,000	Wolverine World
	Wide, Inc.	5,157,250
		21,075,750
Consumer Services: 2.4%
145,000	Texas Roadhouse, Inc.	4,895,200

Diversified Financials: 2.3%
80,000	Raymond James
	Financial, Inc.	4,583,200

Energy: 4.5%
40,000	Core Laboratories N.V.	4,813,600
75,000	Oceaneering
	International, Inc.	4,410,750
		9,224,350
Food, Beverage & Tobacco: 2.6%
90,000	The Hain Celestial
	Group, Inc.*	5,246,100

Health Care Equipment
& Services: 7.6%
30,000	The Cooper
	Companies, Inc.	4,862,700
40,000	Henry Schein, Inc.*	5,446,000
35,000	IDEXX
	Laboratories, Inc.*	5,189,450
		15,498,150
Household & Personal
Products: 2.5%
65,000	Church & Dwight
	Co., Inc.	5,122,650

Materials: 4.9%
45,000	Airgas, Inc.	5,183,100
85,000	FMC Corp.	4,847,550
		10,030,650
Media: 2.4%
65,000	Scripps Networks
	Interactive, Inc. -
	Class A	4,892,550

Pharmaceuticals, Biotechnology
& Life Sciences: 5.1%
18,000	Mettler-Toledo
	International, Inc.*	5,444,280
90,000	PAREXEL
	International Corp.*	5,000,400
		10,444,680
Retailing: 5.2%
27,000	O’Reilly
	Automotive, Inc.*	5,200,740
70,000	Williams-Sonoma, Inc.	5,297,600
		10,498,340
Semiconductor & Semiconductor
Equipment: 5.5%
110,000	Linear
	Technology Corp.	5,016,000
85,000	Skyworks
	Solutions, Inc.	6,180,350
		11,196,350

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Continued)

Shares		Value

Software & Services: 9.8%
18,000	Alliance Data
	Systems Corp.*	$5,148,900
60,000	ANSYS, Inc.*	4,920,000
80,000	Jack Henry &
	Associates, Inc.	4,971,200
115,000	Synopsys, Inc.*	4,999,050
		20,039,150
Technology Hardware &
Equipment: 5.0%
37,000	F5 Networks, Inc.*	4,827,205
60,000	FEI Co.	5,421,000
		10,248,205
Transportation: 2.7%
65,000	J.B. Hunt Transport
	Services, Inc.	5,476,250

TOTAL COMMON STOCKS
(Cost $172,625,854)		198,268,050

REAL ESTATE
INVESTMENT TRUSTS: 2.0%
55,000	Camden Property Trust	4,061,200

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $3,639,513)		4,061,200

SHORT-TERM INVESTMENTS: 0.0%

Money Market Fund: 0.0%
479	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.040%(1)	479

TOTAL SHORT-TERM
INVESTMENTS
(Cost $479)		479

TOTAL INVESTMENTS
IN SECURITIES: 99.4%
(Cost $176,265,846)		202,329,729
Other Assets in
Excess of Liabilities: 0.6%		1,176,222
TOTAL NET
ASSETS: 100.0%		$203,505,951

*	Non-income producing security.
(1)	Seven-day yield as of December 31, 2014.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at December 31, 2014

Shares		Value

COMMON STOCKS: 88.9%

Banks: 4.1%
43,500	People’s United
	Financial, Inc.	$660,330

Capital Goods: 8.3%
14,300	Fortune Brands Home
	& Security, Inc.	647,361
6,745	United Rentals, Inc.*	688,057
		1,335,418
Consumer Services: 7.3%
23,655	Diamond Resorts
	International, Inc.*	659,975
8,650	Las Vegas Sands Corp.	503,084
		1,163,059
Food & Staples Retailing: 4.8%
79,000	SuperValu, Inc.*	766,300

Health Care Equipment
& Services: 3.4%
4,800	Teleflex, Inc.	551,136

Materials: 7.7%
5,000	Airgas, Inc.	575,900
27,800	Tronox Ltd.	663,864
		1,239,764
Media: 10.5%
37,070	Starz*	1,100,979
15,245	Twenty-First Century
	Fox, Inc.	585,484
		1,686,463
Pharmaceuticals, Biotechnology
& Life Sciences: 4.0%
4,530	Valeant Pharmaceuticals
	International, Inc.*	648,288

Retailing: 12.9%
19,500	HSN, Inc.	1,482,000
91,505	J.C. Penney Co., Inc.*	592,952
		2,074,952
Software & Services: 16.3%
16,200	Cardtronics, Inc.*	624,996
5,485	Equinix, Inc.	1,243,614
20,000	VeriFone
	Systems, Inc.*	744,000
		2,612,610
Technology Hardware &
Equipment: 5.5%
7,150	Palo Alto
	Networks, Inc.*	876,376

Transportation: 4.1%
3,430	Canadian Pacific
	Railway Ltd.	660,927
TOTAL COMMON STOCKS
(Cost $11,652,317)		14,275,623
REAL ESTATE
INVESTMENT TRUSTS: 3.8%
6,100	American Tower Corp.	602,985
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $508,586)		602,985

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Continued)

Shares	Value

SHORT-TERM INVESTMENTS: 5.6%

Money Market Funds: 5.6%
197,699	Invesco Short-Term
Investments Treasury
Portfolio - Institutional
Class, 0.010%(1)	$197,699
707,499	Invesco Short-Term
Prime Portfolio -
Institutional Class,
0.040%(1)	707,499
905,198
TOTAL SHORT-TERM
INVESTMENTS
(Cost $905,198)	905,198
TOTAL INVESTMENTS
IN SECURITIES: 98.3%
(Cost $13,066,101)	15,783,806
Other Assets in
Excess of Liabilities: 1.7%	279,000
TOTAL NET
ASSETS: 100.0%	$16,062,806

*	Non-income producing security.
(1)	Seven-day yield as of December 31, 2014.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2014

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
ASSETS:
Investments in securities, at value
(Cost $30,109,145, $176,265,846, and
$13,066,101, respectively)	$38,844,500	$202,329,729	$15,783,806
Cash	2,657	—	—
Receivables:
Fund shares sold	105,531	1,829,853	302,152
Dividends and interest	32,011	112,347	3,223
Due from advisor, net	—	—	10,187
Prepaid expenses	18,056	29,615	27,090
Total assets	39,002,755	204,301,544	16,126,458
LIABILITIES:
Payables:
Line of credit	43,000	506,000	—
Fund shares redeemed	13,390	123,566	901
Distribution fees	19,220	11,894	2,731
Transfer agent fees	9,479	13,338	8,154
Fund accounting fees	7,425	14,252	7,292
Administration fees	8,985	16,505	8,350
Investment advisory fees, net	6,590	71,603	—
Chief Compliance Officer fees	1,500	1,500	1,500
Custody fees	898	3,220	913
Trustee fees	1,608	2,017	1,529
Other accrued expenses	31,050	31,698	32,282
Total liabilities	143,145	795,593	63,652
NET ASSETS	$38,859,610	$203,505,951	$16,062,806

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2014 (Continued)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
COMPONENTS OF NET ASSETS:
Paid-in capital	$30,066,032	$177,340,404	$13,226,722
Undistributed net investment income	809	—	17,090
Undistributed net realized gain on
investments and foreign currency	57,414	101,664	101,289
Net unrealized appreciation on investments	8,735,355	26,063,883	2,717,705
Net assets	$38,859,610	$203,505,951	$16,062,806
Retail Class:
Net assets	$17,251,646	$12,978,051	$3,009,569
Shares issued and outstanding (unlimited number
of shares authorized without par value)	799,795	891,697	205,231
Net asset value, and redemption price per share	$21.57	$14.55	$14.66
Institutional Class:
Net assets	$21,607,964	$190,527,900	$13,053,237
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,001,746	13,053,752	887,813
Net asset value, and redemption price per share	$21.57	$14.60	$14.70

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2014

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding tax
of $1,967, $5,888, and $588, respectively)	$429,866	$1,388,265	$133,430
Interest	525	3,836	329
Total investment income	430,391	1,392,101	133,759
EXPENSES (NOTE 3)
Investment advisory fees	183,904	905,356	64,451
Transfer agent fees	60,971	96,120	48,093
Administration fees	54,184	148,659	49,109
Distribution fees - Retail Class	47,330	22,739	6,412
Fund accounting fees	44,495	76,944	43,658
Registration fees	28,655	34,462	29,698
Audit fees	22,600	22,600	22,600
Chief Compliance Officer fees	9,000	9,000	9,000
Trustee fees	6,010	7,230	5,619
Reports to shareholders	5,934	14,044	5,174
Custody fees	5,407	18,730	5,064
Miscellaneous expenses	5,226	11,664	3,958
Legal fees	3,507	4,694	4,031
Insurance expense	2,209	3,163	3,052
Interest expense	9	—	—
Total expenses	479,441	1,375,405	299,919
Less: fees waived	(156,255)	(220,971)	(212,943)
Net expenses	323,186	1,154,434	86,976
Net investment income	107,205	237,667	46,783
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
& FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments
& foreign currency	2,259,605	7,649,715	(25,063)
Change in net unrealized
appreciation on investments	979,358	13,084,738	1,510,758
Net realized and unrealized
gain on investments	3,238,963	20,734,453	1,485,695
Net increase in net assets
resulting from operations	$3,346,168	$20,972,120	$1,532,478

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$107,205	$108,549
Net realized gain on investments	2,259,605	1,724,023
Change in net unrealized appreciation on investments	979,358	4,982,476
Net increase in net assets
resulting from operations	3,346,168	6,815,048
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	(22,861)	(41,394)
Institutional Class	(88,453)	(62,743)
From net realized gain on investments:
Retail Class	(1,085,514)	(293,204)
Institutional Class	(1,367,774)	(221,179)
Total distributions to shareholders	(2,564,602)	(618,520)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares - Retail Class(1)	(2,907,970)	(2,494,456)
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	6,518,786	11,986,332
Total increase in net assets
from capital share transactions	3,610,816	9,491,876
Total increase in net assets	4,392,382	15,688,404
NET ASSETS
Beginning of year	34,467,228	18,778,824
End of year	$38,859,610	$34,467,228
Undistributed net investment income	$809	$4,990

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2014		December 31, 2013
	Shares	Value	Shares	Value
Retail Class
Shares sold	103,925	$2,211,274	348,889	$6,477,101
Shares issued in
reinvestment of distributions	30,423	662,307	10,622	222,843
Shares redeemed(2)	(266,909)	(5,781,551)	(513,875)	(9,194,400)
Net decrease	(132,561)	$(2,907,970)	(154,364)	$(2,494,456)

(2)	Net of redemption fees of $1,111 and $664, respectively.

	Year Ended		Year Ended
	December 31, 2014		December 31, 2013
	Shares	Value	Shares	Value
Institutional Class
Shares sold	478,636	$10,355,025	690,819	$12,558,397
Shares issued in
reinvestment of distributions	44,883	977,106	6,889	144,524
Shares redeemed(3)	(222,890)	(4,813,345)	(37,373)	(716,589)
Net increase	300,629	$6,518,786	660,335	$11,986,332

(3)	Net of redemption fees of $— and $1,487, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$237,667	$(3,211)
Net realized gain on investments	7,649,715	898,070
Change in net unrealized appreciation on investments	13,084,738	12,464,455
Net increase in net assets
resulting from operations	20,972,120	13,359,314
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	—
Institutional Class	(265,268)	—
From net realized gain on investments:
Retail Class	(481,774)	(56,982)
Institutional Class	(7,176,843)	(887,078)
Total distributions to shareholders	(7,923,885)	(944,060)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Class(1)	8,280,647	2,740,742
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	120,240,037	15,969,375
Total increase in net assets
from capital share transactions	128,520,684	18,710,117
Total increase in net assets	141,568,919	31,125,371
NET ASSETS
Beginning of year	61,937,032	30,811,661
End of year	$203,505,951	$61,937,032

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2014		December 31, 2013
	Shares	Value	Shares	Value
Retail Class
Shares sold	763,361	$10,322,598	302,430	$3,501,055
Shares issued in
reinvestment of distributions	27,820	408,395	2,952	40,024
Shares redeemed(2)	(174,518)	(2,450,346)	(70,652)	(800,337)
Net increase	616,663	$8,280,647	234,730	$2,740,742

(2)	Net of redemption fees of $4,032 and $3,049, respectively.

	Year Ended		Year Ended
	December 31, 2014		December 31, 2013
	Shares	Value	Shares	Value
Institutional Class
Shares sold	10,207,268	$140,072,794	1,852,743	$23,045,434
Shares issued in
reinvestment of distributions	169,728	2,498,396	16,830	228,714
Shares redeemed(3)	(1,600,412)	(22,331,153)	(581,034)	(7,304,773)
Net increase	8,776,584	$120,240,037	1,288,539	$15,969,375

(3)	Net of redemption fees of $2,767 and $3,447, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$46,783	$24,787
Net realized gain (loss) on investments	(25,063)	12,809
Change in net unrealized appreciation on investments	1,510,758	1,180,922
Net increase in net assets
resulting from operations	1,532,478	1,218,518
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	(621)	(3,540)
Institutional Class	(29,883)	(20,388)
From net realized gain on investments:
Retail Class	(11,715)	(30,010)
Institutional Class	(49,475)	(90,089)
Total distributions to shareholders	(91,694)	(144,027)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Class(1)	573,968	1,393,282
Net increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	5,631,393	4,227,480
Total increase in net assets from
capital share transactions	6,205,361	5,620,762
Total increase in net assets	7,646,145	6,695,253
NET ASSETS
Beginning of year	8,416,661	1,721,408
End of year	$16,062,806	$8,416,661
Undistributed net investment income	$17,090	$851

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2014		December 31, 2013
	Shares	Value	Shares	Value
Retail Class
Shares sold	56,903	$768,972	158,850	$1,833,738
Shares issued in
reinvestment of distributions	707	10,434	2,177	28,016
Shares redeemed(2)	(15,022)	(205,438)	(41,822)	(468,472)
Net increase	42,588	$573,968	119,205	$1,393,282

(2)	Net of redemption fees of $190 and $185, respectively.

	Year Ended		Year Ended
	December 31, 2014		December 31, 2013
	Shares	Value	Shares	Value
Institutional Class
Shares sold	492,379	$6,861,040	390,751	$4,562,475
Shares issued in
reinvestment of distributions	3,743	55,368	4,541	58,584
Shares redeemed(3)	(94,593)	(1,285,015)	(32,853)	(393,579)
Net increase	401,529	$5,631,393	362,439	$4,227,480

(3)	Net of redemption fees of $30 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year

RETAIL CLASS
	Year Ended December 31,
	2014	2013	2012	2011	2010
Net asset value,
beginning of year	$21.10	$16.66	$14.97	$14.64	$13.35

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.03	0.06	0.08	0.08	0.08
Net realized and unrealized
gain on investments	1.88	4.74	1.69	0.33	1.28
Total from investment operations	1.91	4.80	1.77	0.41	1.36

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.04)	(0.08)	(0.08)	(0.07)
From net realized gain	(1.41)	(0.32)	—	—	—
Total distributions	(1.44)	(0.36)	(0.08)	(0.08)	(0.07)
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of year	$21.57	$21.10	$16.66	$14.97	$14.64
Total Return	8.98%	28.84%	11.81%	2.79%	10.18%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$17.3	$19.7	$18.1	$14.1	$11.7
Portfolio turnover rate	36%	51%	52%	31%	69%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.42%	1.70%	1.97%	1.42%	2.10%
After fees waived and
expenses absorbed	1.00%	1.00%	1.00%	1.00%	1.06%#
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.27)%	(0.38)%	(0.46)%	0.13%	(0.47)%
After fees waived and
expenses absorbed	0.15%	0.32%	0.51%	0.55%	0.57%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
#	Effective April 30, 2010 the Advisor has contractually agreed to limit the Retail Class shares annual ratio of expenses to 1.00% of the Retail Class daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

INSTITUTIONAL CLASS
					Period Ended
	Year Ended December 31,				December 31,
	2014	2013	2012	2011	2010*
Net asset value,
beginning of year/period	$21.10	$16.64	$14.97	$14.64	$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.09	0.11	0.01	0.12	0.10
Net realized and unrealized
gain on investments	1.88	4.76	1.78	0.33	0.98
Total from investment operations	1.97	4.87	1.79	0.45	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.09)	(0.12)	(0.12)	(0.10)
From net realized gain	(1.41)	(0.32)	—	—	—
Total distributions	(1.50)	(0.41)	(0.12)	(0.12)	(0.10)
Paid-in capital from
redemption fees (Note 2)	—	0.00 (2)	—	—	—
Net asset value, end of year/period	$21.57	$21.10	$16.64	$14.97	$14.64
Total Return	9.27%	29.27%	11.94%	3.04%	7.88	%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$21.6	$14.8	$0.7	$19.7	$18.6
Portfolio turnover rate	36%	51%	52%	31%	69	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.17%	1.45%	1.72%	1.17%	1.39	%+
After fees waived and
expenses absorbed	0.75%	0.75%	0.75%	0.75%	0.75	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.01%	(0.10)%	(0.93)%	0.36%	0.42	%+
After fees waived and
expenses absorbed	0.43%	0.60%	0.04%	0.78%	1.06	%+

*	Institutional Class shares have been offered since April 30, 2010.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

RETAIL CLASS
			Period Ended
	Year Ended December 31,		December 31,
	2014	2013	2012	*
Net asset value, beginning of year/period	$13.58	$10.16	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.01)	(0.02)	0.03
Net realized and unrealized
gain on investments	1.53	3.63	0.13
Total from investment operations	1.52	3.61	0.16

LESS DISTRIBUTIONS:
From net realized gain	(0.56)	(0.21)	—
Paid-in capital from redemption fees (Note 2)	0.01	0.02	—
Net asset value, end of year/period	$14.55	$13.58	$10.16
Total Return	11.22%	35.72%	1.60	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$13.0	$3.7	$0.4
Portfolio turnover rate	35%	31%	0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.15%	1.42%	3.83	%+
After fees waived and expenses absorbed	1.00%	1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.22)%	(0.62)%	(0.95	)%+
After fees waived and expenses absorbed	(0.07)%	(0.20)%	1.88	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

INSTITUTIONAL CLASS
				Period Ended
	Year Ended December 31,			December 31,
	2014	2013		2012*
Net asset value, beginning of year/period	$13.61	$10.17		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.02	0.00	(2)	(0.00	)(3)
Net realized and unrealized
gain on investments	1.55	3.65		0.17
Total from investment operations	1.57	3.65		0.17

LESS DISTRIBUTIONS:
From net investment income	(0.02)	—		—
From net realized gain	(0.56)	(0.21)		—
Total distributions	(0.58)	(0.21)		—
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00	(2)	0.00	(2)
Net asset value, end of year/period	$14.60	$13.61		$10.17
Total Return	11.49%	35.88%		1.70	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$190.5	$58.2		$30.4
Portfolio turnover rate	35%	31%		0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.90%	1.17%		3.58	%+
After fees waived and expenses absorbed	0.75%	0.75%		0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.02%	(0.42)%		(3.12	)%+
After fees waived and expenses absorbed	0.17%	0.00	%(4)	(0.29	)%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
(3)	Less than $(0.005) per share.
(4)	Less than 0.005%.
+	Annualized.
^	Not annualized.
‡	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

RETAIL CLASS
				Period Ended
	Year Ended December 31,			December 31,
	2014		2013	2012*
Net asset value, beginning of year/period	$12.95		$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.03		0.03	0.03
Net realized and unrealized
gain on investments	1.74		2.84	0.29
Total from investment operations	1.77		2.87	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.00	)(2)	(0.02)	(0.03)
From net realized gain	(0.06)		(0.19)	—
Total distributions	(0.06)		(0.21)	(0.03)
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00 (3)	—
Net asset value, end of year/period	$14.66		$12.95	$10.29
Total Return	13.67%		27.89%	3.15	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$3.0		$2.1	$0.4
Portfolio turnover rate	31%		41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.01%		5.20%	21.16	%+
After fees waived and expenses absorbed	1.00%		1.00%	1.00	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.81)%		(3.95)%	(18.68	)%+
After fees waived and expenses absorbed	0.20%		0.25%	1.48	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $(0.005) per share.
(3)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

INSTITUTIONAL CLASS
			Period Ended
	Year Ended December 31,		December 31,
	2014	2013	2012*
Net asset value, beginning of year/period	$12.98	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.07	0.06	0.03
Net realized and unrealized
gain on investments	1.74	2.86	0.29
Total from investment operations	1.81	2.92	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.04)	(0.03)
From net realized gain	(0.06)	(0.19)	—
Total distributions	(0.09)	(0.23)	(0.03)
Paid-in capital from redemption fees (Note 2)	0.00 (2)	—	—
Net asset value, end of year/period	$14.70	$12.98	$10.29
Total Return	13.95%	28.38%	3.18	%^

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$13.1	$6.3	$1.3
Portfolio turnover rate	31%	41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.72%	4.95%	20.91	%+
After fees waived and expenses absorbed	0.75%	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.47)%	(3.70)%	(18.63	)%+
After fees waived and expenses absorbed	0.50%	0.50%	1.53	%+

*	The Fund commenced operations on October 31, 2012.
(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Less than $0.005 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The Funds commenced operations on March 31, 2009, October 31, 2012, and October 31, 2012, respectively.

The Funds offer Retail Class and Institutional Class shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Each Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service. If the

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Continued)

closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2–
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3–
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Continued)

the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2014. See the Schedules of Investments for industry breakouts.

Congress Large Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$38,844,167	$—	$—	$38,844,167
Short-Term Investments	333	—	—	333
Total Investments in Securities	$38,844,500	$—	$—	$38,844,500

Congress Mid Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$198,268,050	$—	$—	$198,268,050
Real Estate Investment Trusts	4,061,200	—	—	4,061,200
Short-Term Investments	479	—	—	479
Total Investments in Securities	$202,329,729	$—	$—	$202,329,729

Congress All Cap Opportunity Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$14,275,623	$—	$—	$14,275,623
Real Estate Investment Trusts	602,985	—	—	602,985
Short-Term Investments	905,198	—	—	905,198
Total Investments in Securities	$15,783,806	$—	$—	$15,783,806

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period.
There were no transfers made into or out of Level 1, 2, or 3 during the year ended December 31, 2014.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Continued)

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.
At December 31, 2014, the Funds did not defer, on a tax basis, any post October losses.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Continued)

At December 31, 2014, there were no capital loss carry-forwards for any of the Funds.

As of December 31, 2014, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identifies their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of December 31, 2014, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Continued)

redemption price is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds retain the fee charged as paid-in-capital and such fees become part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassifications of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2014, the following adjustments were made:

	Undistributed	Accumulated
	Net Investment	Net Realized
Fund	Income/(Loss)	Gain/(Loss)
Congress Large Cap Growth Fund	$(72)	$72
Congress Mid Cap Growth Fund	$27,601	$(27,601)
Congress All Cap Opportunity Fund	$(40)	$40

J.
Subsequent events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

K.
Recent Accounting Pronouncement.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”) for each Fund.  Under each Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee.  For the Congress Large Cap Growth Fund, the advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Funds.  The advisory fees incurred during the year ended December 31, 2014, are disclosed in the Statements of Operations.

The Advisor has contractually agreed to limit each Fund’s Retail Class annual expense ratio to 1.00% and each Fund’s Institutional Class annual expense ratio to 0.75% of each class’s average daily net assets. The amounts of expenses reimbursed during the year ended December 31, 2014, are disclosed in the Statements of Operations.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At December 31, 2014, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Congress Large Cap Growth Fund:

Expiration	Amount
December 31, 2015	$183,699
December 31, 2016	174,827
December 31, 2017	156,255
$514,781

Congress Mid Cap Growth Fund:

Expiration	Amount
December 31, 2015	$48,344
December 31, 2016	184,086
December 31, 2017	220,971
$453,401

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Continued)

Congress All Cap Opportunity Fund:

Expiration	Amount
December 31, 2015	$45,905
December 31, 2016	227,233
December 31, 2017	212,943
$486,081

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant and transfer agent.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent, and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund. Fees paid by each Fund for Administration and Chief Compliance Officer Services for the year ended December 31, 2014, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each Fund.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Funds during the year ended December 31, 2014, are disclosed in the Statements of Operations.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the year ended December 31, 2014, were as follows:

Fund	Purchases	Sales
Congress Large Cap Growth Fund	$14,563,688	$12,818,134
Congress Mid Cap Growth Fund	$172,437,102	$51,169,015
Congress All Cap Opportunity Fund	$8,297,610	$3,198,309

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2014, and the year ended December 31, 2013, were as follows:

Congress Large Cap Growth Fund:
	2014	2013
Distributions paid from:
Ordinary Income	$744,949	$104,137
Long-term capital gain	1,819,653	514,383
	$2,564,602	$618,520

Congress Mid Cap Growth Fund:
	2014	2013
Distributions paid from:
Ordinary Income	$2,719,198	$872,375
Long-term capital gain	5,204,687	71,685
	$7,923,885	$944,060

Congress All Cap Opportunity Fund:
	2014	2013
Distributions paid from:
Ordinary Income	$30,504	$33,933
Long-term capital gain	61,190	110,094
	$91,694	$144,027

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2014 (Continued)

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at December 31, 2014, were as follows:

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund
Cost of investments*	$30,109,145	$176,165,169	$12,987,056
Gross tax unrealized
appreciation	8,965,986	31,719,878	3,093,387
Gross tax unrealized
depreciation	(230,631)	(5,555,318)	(296,637)
Net unrealized appreciation	$8,735,355	$26,164,560	$2,796,750
Undistributed
ordinary income	3,605	—	17,090
Undistributed long-term
capital gain	54,618	987	22,244
Total distributable earnings	58,223	987	39,334
Other accumulated
gains/(losses)	—	—	—
Total accumulated gains	$8,793,578	$26,165,547	$2,836,084

*	The difference between book and tax is primarily due to wash sales and transfers in kind.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Congress Large Cap Growth Fund and the Congress Mid Cap Growth Fund credit facilities to be used for temporary or extraordinary purposes related to Fund redemptions. The maximum amount available for the Large Cap Growth Fund is $2,000,000 and for the Mid Cap Growth Fund is $15,000,000.  During the year ended December 31, 2014, the average interest rate on the outstanding principal amount was 3.25%.  During the year ended December 31, 2014, the Large Cap Growth Fund and the Mid Cap Growth Fund had outstanding average daily loan balances of $389 and $1,386, respectively.  The maximum amounts outstanding during the year ended December 31, 2014, for the Large Cap Growth Fund and the Mid Cap Growth Fund were $43,000 and $506,000, respectively.  Interest expense amounted to $9 for the year ended December 31, 2014, for the Large Cap Growth Fund.  The Mid Cap Growth Fund did not accrue interest during the year ended December 31, 2014.  Loan payable balances for the Large Cap Growth Fund and the Mid Cap Growth Fund at December 31, 2014, are disclosed in the Statements of Assets and Liabilities.

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Congress Funds and
the Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, and Congress Mid Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, with respect to the Congress Large Cap Growth Fund, the financial highlights for each of the five years in the period then ended, and with respect to Congress All Cap Opportunity Fund and Congress Mid Cap Growth Fund, the financial highlights for each of the two years in the period then ended and the period October 31, 2012 (commencement of operations) to December 31, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodians.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2014, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2015

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended December 31, 2014 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund , and the Congress All Cap Opportunity Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/14 – 12/31/14).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The examples below include, but are not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expenses or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the examples, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended December 31, 2014 (Unaudited) (Continued)

transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Congress Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/14	12/31/14	7/1/14 – 12/31/14
Retail Class Actual	$1,000.00	$1,043.80	$5.15(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09(1)
Institutional Class Actual	$1,000.00	$1,045.10	$3.87(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82(2)

Congress Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/14	12/31/14	7/1/14 – 12/31/14
Retail Class Actual	$1,000.00	$1,089.70	$5.27(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09(1)
Institutional Class Actual	$1,000.00	$1,091.70	$3.95(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82(2)

Congress All Cap Opportunity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/14	12/31/14	7/1/14 – 12/31/14
Retail Class Actual	$1,000.00	$1,073.70	$5.23(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09(1)
Institutional Class Actual	$1,000.00	$1,075.00	$3.92(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82(2)

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00% , (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(2)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 7 and 8, 2014, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management Company, LLP (the “Advisor”) for the Congress Large Cap Growth Fund, Congress All Cap Growth Fund, and Congress Mid Cap Growth Fund (each a “Fund,” and together, the “Funds”).  At this meeting and at a prior meeting held on May 12 and 13, 2014, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

For the Congress Large Cap Growth Fund, the Board noted that the Fund underperformed its peer group median and average for the one-year period, and performed in-line with its peer group median and underperformed its peer group average for the three-year period.  The Board also considered the Fund’s marginal underperformance compared to its similarly managed accounts for the one-year, three-year, five-year and since inception periods, and considered the reasons for that underperformance.  The Board also considered the performance of the Congress Large Cap Growth Fund against broad-based securities market benchmarks.

For the Congress All Cap Growth Fund, the Board noted that the Fund underperformed its peer group median and average for the one-year period.  The Board also considered the Fund’s underperformance compared to its similarly managed accounts for the one-year and since inception periods, and considered the reasons for that underperformance.  The Board also considered the performance of the Fund against broad-based securities market benchmarks.  In considering the performance of the Congress All Cap Growth Fund, the Board considered that the Fund has less than two years of operations.

For the Congress Mid Cap Growth Fund, the Board noted that the Fund slightly outperformed its peer group median and slightly underperformed its peer group average for the one-year period.  The Board also considered the Fund’s underperformance compared to its similarly managed accounts for the one-year and since inception periods, and considered the reasons for that underperformance.  The Board also considered the performance of the Fund against broad-based

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

securities market benchmarks.  In considering the performance of the Congress Mid Cap Growth Fund, the Board considered that the Fund has less than two years of operations.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Trustees found that the fees charged to each Fund were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients.

For the Congress Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund’s Retail Class shares and 0.75% for its Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were significantly lower than those of its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Congress All Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund’s Retail Class shares and 0.75% for its Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were significantly lower than those of its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Congress Mid Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund’s Retail Class shares and 0.75% for its Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were significantly lower than those of its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds, noting that the Advisor was not currently projecting to be achieving an overall net profit from the Advisory Agreement with the Funds, and considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that continuing the Advisory Agreement would be in the best interests of the Funds and their shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Positions	Length		Complex(2)	Held
Name, Address	with the	of Time	Principal Occupation	Overseen	During Past
And Age	Trust(1)	Served	During Past Five Years	by Trustees	Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	3	Director, PNC
(born 1943)	and	Term;	Talon Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May	formerly, Executive
2020 E. Financial Way		1991.	Vice President and Chief
Suite 100			Operating Officer,
Glendora, CA 91741			Integrated Asset
Management (investment
advisor and manager) and
formerly, President, Value
Line, Inc. (investment
advisory and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	3	The Dana
(born 1939)		Term;	formerly, Chief Executive		Foundation;
c/o U.S. Bancorp		Since	Officer, Rockefeller Trust		The Univ. of
Fund Services, LLC		May	Co., (prior thereto Senior		Virginia Law
2020 E. Financial Way		1991.	Vice President), and		School Fdn.
Suite 100			Managing Director,
Glendora, CA 91741			Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton Simon, Inc.

Eric W. Falkeis	Trustee	Indefinite	Chief Operating Officer,	3	Interested
(born 1973)		Term;	Direxion Funds since 2013;		Trustee,
c/o U.S. Bancorp		Since	formerly, Senior Vice		Direxion
Fund Services, LLC		September	President and Chief		Funds.
2020 E. Financial Way		2011.	Financial Officer (and other
Suite 100			other positions), U.S.
Glendora, CA 91741			Bancorp Fund Services, LLC
1997-2013.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Positions	Length		Complex(2)	Held
Name, Address	with the	of Time	Principal Occupation	Overseen	During Past
And Age	Trust(1)	Served	During Past Five Years	by Trustees	Five Years

Carl A. Froebel	Trustee	Indefinite	Formerly President and	3	None.
(born 1938)		Term;	Founder, National Investor
c/o U.S. Bancorp		Since	Data Services, Inc.
Fund Services, LLC		May	(investment related
2020 E. Financial Way		1991.	computer software).
Suite 100
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since July	3	Independent
(born 1950)		Term;	2001; formerly, Executive		Trustee, The
c/o U.S. Bancorp		Since	Vice President, Investment		Managers
Fund Services, LLC		May	Company Administration,		Funds;
2020 E. Financial Way		1991.	LLC (mutual fund		Trustee,
Suite 100			administrator).		Managers
Glendora, CA 91741					AMG Funds,
Aston Funds;
Advisory
Board
Member,
Sustainable
Growth
\					Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		March	Fund Services, LLC,
2020 E. Financial Way		2013.	since July 2007.
Suite 100	Secretary	Indefinite
Glendora, CA 91741		Term;
Since
February
2008.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Positions	Length		Complex(2)	Held
Name, Address	with the	of Time	Principal Occupation	Overseen	During Past
And Age	Trust(1)	Served	During Past Five Years	by Trustees	Five Years

Eric C. VanAndel	Treasurer	Indefinite	Vice President, U.S.	Not	Not
(born 1975)		Term;	Bancorp Fund Services,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	LLC, since April 2005.
Fund Services, LLC		April
615 East Michigan St.		2013.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice President	Not	Not
(born 1966)	Compli-	Term:	and Compliance Officer,	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	(and other positions)
Fund Services, LLC	Officer	July	U.S. Bancorp Fund
615 East Michigan St.		2011.	Services, LLC since
Milwaukee, WI	Anti-	Indefinite	August 2004.
53202	Money	Term:
	Laun-	Since
	dering	July
	Officer	2011.
	Vice	Indefinite
	President	Term:
Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Large Cap Growth Fund	58.36%
Congress Mid Cap Growth Fund	49.27%
Congress All Cap Opportunity Fund	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2014, was as follows:

Congress Large Cap Growth Fund	54.29%
Congress Mid Cap Growth Fund	47.92%
Congress All Cap Opportunity Fund	100%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Congress Large Cap Growth Fund	85.06%
Congress Mid Cap Growth Fund	90.24%
Congress All Cap Opportunity Fund	—%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

CONGRESS FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress All Cap Opportunity Fund
Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund

	FYE 12/31/2014	FYE 12/31/2013
Audit Fees	$22,000	$19,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund

	FYE 12/31/2014	FYE 12/31/2013
Audit Fees	$20,000	$19,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

Congress All Cap Opportunity Fund

	FYE 12/31/2014	FYE 12/31/2013
Audit Fees	$20,000	$19,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2014	FYE 12/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2014	FYE 12/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                       /s/Elaine E Richards
Elaine E Richards, President

Date     February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/Elaine E Richards
Elaine E Richards, President

Date     February 27, 2015

By (Signature and Title)*                   /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     February 27, 2015

* Print the name and title of each signing officer under his or her signature.